Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		$ 272,465	$ 16,164
Accounts receivable, net		3,673	9,477
Materials and supplies		6,106	8,344
Prepaid expenses and other current assets		8,173	6,229
Total current assets		290,417	40,214
Property and equipment, net		17,181	18,313
Operating right-of-use assets, net		6,607	6,949
Intangible assets, net		4,835	5,128
Total assets		319,040	70,604
Current liabilities:
Accounts payable		2,903	2,802
Accrued expenses and other current liabilities		3,278	2,191
Deferred revenue		597	544
Deferred grant income		5,229	492
Short-term operating lease liabilities		1,064	1,074
Earn-out share liabilities		7,164	0
Warrant liabilities		0	1,874
Total current liabilities		20,235	8,977
Long-term operating lease liabilities		6,795	7,185
Long-term debt		30,033	29,998
Total liabilities		57,063	46,160
Commitments and contingencies (note 15)
Shareholders’ equity:
Convertible preferred shares	[1]	0	213,002
Common shares		478,174
Additional paid-in capital		12,325	10,151
Accumulated deficit		(228,314)	(206,303)
Accumulated other comprehensive income (loss)		(208)	9
Total shareholders’ equity		261,977	24,444	[2]
Total liabilities and shareholders’ equity		319,040	70,604
Old Xanadu Common Shares
Shareholders’ equity:
Common shares	[1]	0	7,585
Common Shares (Class A & B)
Shareholders’ equity:
Common shares		$ 478,174	$ 0

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.
[2]	The number of shares have been retroactively recast after giving effect to the Reverse Recapitalization.